Goodwill and Intangible Assets, Net - Narrative (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 0	$ 0
Amortization of Intangible Assets	$ 3,212,000	$ 1,403,000